Label	Element	Value
Class A ordinary shares [Member]
Number of shares authorised	ifrs-full_NumberOfSharesAuthorised	491,722,670,897
Par value per share	ifrs-full_ParValuePerShare	$ 0.0000001
Class B ordinary shares [Member]
Number of shares authorised	ifrs-full_NumberOfSharesAuthorised	5,631,795,619
Par value per share	ifrs-full_ParValuePerShare	$ 0.0000001